Label	Element	Value
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	ifrs-full_FairValueGainsLossesOnFinancialAssetsReclassifiedOutOfAvailableforsaleFinancialAssetsRecognisedInOtherComprehensiveIncome	R$ (278,000)
Fair Value, Accumulated Gains (Losses) On Financial Assets Reclassified Out Of Available for sale Financial Assets Recognised In Other Comprehensive Income	pagseguro20f_FairValueAccumulatedGainsLossesOnFinancialAssetsReclassifiedOutOfAvailableForSaleFinancialAssetsRecognisedInOtherComprehensiveIncome	R$ (306,000)
FinancialAssetsAverageReturnPercentage	pagseguro20f_FinancialAssetsAverageReturnPercentage	100.00%